Investment Strategy - T. Rowe Price U.S. Large-Cap Core Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of large-cap U.S. companies. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund defines a large-cap company as a company whose market capitalization falls above the minimum market capitalization in the MSCI USA Large Cap Index or MSCI World Large Cap Index (after systematically removing any companies that cannot reasonably be considered a large-cap company from the low end of the range of each index). The market capitalization of the companies in the indexes change over time and the indexes are periodically reconstituted to ensure that they continue to accurately reflect the large-cap equity market. As of December 31, 2025, the smallest market capitalization represented across these indexes (after removing any outlier companies) was $18 billion.

The fund uses fundamental, bottom-up research and takes a core approach to stock selection, which does not emphasize either growth or value styles of investing. Because the fund is not limited to seeking stocks with either growth or value characteristics, stocks will be selected that the adviser believes have the most favorable combination of company fundamentals, earnings potential, and valuation.

Sector allocations are largely the result of the fund’s focus on bottom-up stock selection. At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

In selecting stocks, the adviser typically seeks out companies with one or more of the following characteristics:

●	experienced and capable management;

●	above-average earnings growth, cash flow growth, or profit margins;

●	leading or improving market position or proprietary advantages;

●	attractive business niche with the potential to sustain earnings momentum even during times of slow economic growth;

●	attractive valuation relative to a company’s peers or its own historical norm;

●	low stock price relative to a company’s underlying asset values; and/or

●	potential to conduct share repurchases.

Through fundamental, bottom-up analysis, the fund seeks to identify the most attractively valued large U.S. companies with capital appreciation potential, by placing less emphasis on economic trends, business cycles, or the industry in which the company operates.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of large-cap U.S. companies.